VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2019	December 31, 2018
Cost	1,916,581	1,955,880
Accumulated depreciation	423,497	396,168
Vessels and equipment, net	1,493,084	1,559,712

During the six months ended June 30, 2019, the 5,800 TEU container vessels MSC Margarita and MSC Vidhi, previously recorded as operating lease assets, were reclassified as sales-type leases. The reclassification occurred as a result of amendments to the existing charter contracts. The carrying value of the container vessels reclassified from vessels and equipment to investments in finance leases was $27.0 million (Refer to Note 8: Investments in direct financing and sales-type leases).
During the six months ended June 30, 2019, the Company capitalized costs of $1.0 million related to exhaust gas cleaning systems ("scrubbers") and ballast water treatment systems (year ended December 31, 2018: $0.5 million).